Promissory Notes (Tables)	12 Months Ended
Jan. 31, 2026
Promissory Notes
Schedule of promissory notes
Promissory Notes $
Balance, January 31, 2023, 2024 and 2025	–
Proceeds from issuances of promissory notes (Notes 7(a) and 7(b))	411,000
Interest	14,418
Balance, January 31, 2026	425,418